Business Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Purchase Price Attributable to Acquisitions

The purchase price attributable to the acquisitions was allocated as follows:

	ECT2	All Other Acquisitions	Total
Cash	$3,149	$2,137	$5,286
Restricted cash	629	—	629
Accounts receivable	1,707	3,751	5,458
Other current assets	498	61	559

Current assets	5,983	5,949	11,932
Property and equipment	776	3,288	4,064
Customer relationships	13,840	12,748	26,588
Trade names	1,008	659	1,667
Covenants not to compete	3,360	2,083	5,443
Proprietary software	—	2,560	2,560
Patent	17,479	—	17,479
Goodwill	16,395	20,227	36,622

Total assets	58,841	47,514	106,355
Current liabilities	5,024	977	6,001
Non- current liabilities	—	2,171	2,171

Total liabilities	5,024	3,148	8,172

Purchase price	$53,817	$44,366	$98,183

The purchase price attributable to each acquisition was allocated as follows:

	ECT2	All Other Acquisitions	Total
Cash	$3,149	$2,137	$5,286
Restricted cash	629		629
Accounts receivable	1,707	3,751	5,458
Other current assets	498	61	559

Current assets	5,983	5,949	11,932
Property and equipment	776	3,288	4,064
Customer relationships	13,840	12,748	26,588
Trade names	1,008	659	1,667
Covenants not to compete	3,360	2,083	5,443
Proprietary software		2,560	2,560
Patent	17,479		17,479
Goodwill	16,395	20,227	36,622

Total assets	58,841	47,514	106,355

Current liabilities	5,024	977	6,001
Non- current liabilities		2,171	2,171

Total liabilities	5,024	3,148	8,172

Purchase price	$53,817	$44,366	$98,183

Summary of Elements of Purchase Price of Acquisitions

The following table summarizes the elements of purchase price of the acquisitions completed during the nine months ended September 30, 2020:

	Cash	Common Stock	Other Purchase Price Component Current	Other Purchase Price Component Long Term	Contingent Consideration Current	Contingent Consideration Long Term	Total Purchase Price
CTEH	$175,000	$25,000	$(2,297)	$—	$34,451	$10,543	$242,697
All other acquisitions	450	—	50	100	210	—	810

	$175,450	$25,000	$(2,247)	$100	$34,661	$10,543	$243,507

The following table summarizes the elements of purchase price of the acquisitions completed during the nine months ended September 30, 2019:

	Cash	Common Stock	Other Purchase Price Components	Contingent Consideration	Total Purchase Price
Golden	$1,500	—	—	$477	$1,977
TES	2,359	322	25	4,911	7,617
TESUS	18,683	3,041	1,495	—	23,219
AWS	6,020	—	150	—	6,170
AEC	808	—	—	—	808
LEHDER	3,878	684	—	13	4,575
ECT2	54,037	—	(220)	—	53,817

	$87,285	$4,047	$1,450	$5,401	$98,183

The following table summarizes the elements of purchase price of the 2019 acquisitions:

	Cash	Common Stock		Other Purchase Price Components		Contingent Consideration	Total Purchase Price
Golden	$1,500	$		$		$477	$1,977
TES	2,359		322		25	4,911	7,617
TESUS	18,683		3,041		1,495		23,219
AWS	6,020				150		6,170
AEC	808						808
LEHDER	3,878		684			13	4,575
ECT2	54,037				(220)		53,817

	$87,285		$4,047		$1,450	$5,401	$98,183

The following table summarizes the elements of purchase price of the 2018 acquisitions:

	Cash	Common Stock		Other Purchase Price Components	Contingent Consideration		Total Purchase Price
SES	$450	$		$50	$		$500
FA	1,096			360		372	1,828
AGC	7,400		925	95		871	9,291
Streamline	5,678		631	180			6,489
Leymaster	2,465		435	250		434	3,584
AES	21,877		2,028	(16)		1,274	25,163
EPS	9,995		1,615	(71)			11,539

	$48,961		$5,634	$848		$2,951	$58,394

Summary of Supplemental Unaudited Pro Forma Information

The unaudited condensed consolidated financial information summarized in the following table gives effect to the 2020 and the 2019 acquisitions discussed above assuming they occurred on January 1, 2019. These unaudited consolidated pro forma operating results do not assume any impact from revenue, cost or other operating synergies that are expected or may have been realized as a result of the acquisitions. These unaudited consolidated pro forma operating results are presented for illustrative purposes only and are not indicative of the operating results that would have been achieved had the acquisitions occurred on January 1, 2019, nor does the information purport to reflect results for any future period.

	For the Three Months Ended September 30,
	2020			2019
	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)
Revenues	$84,705	$—	$84,705	$57,623	$18,551	$76,174
Net (loss) income	(30,737)	—	(30,737)	(6,683)	4,042	(2,641)

	For the Nine Months Ended September 30,
	2020			2019
	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)
Revenues	$219,502	$31,253	$250,755	$165,978	$107,459	$273,437
Net (loss) income	(58,761)	10,288	(48,473)	(12,247)	30,002	17,755

These unaudited consolidated pro forma operating results are presented for illustrative purposes only and are not indicative of the operating results that would have been achieved had the acquisitions occurred on January 1, 2018, nor does the information project results for any future period.

	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)
2019
Revenues	$233,854	$25,446	$259,300
Net income (loss)	(23,557)	5,199	(18,358)

2018
Revenues	$188,805	$58,526	$247,331
Net income (loss)	(16,491)	14,580	(1,911)

AES
Summary of Purchase Price Attributable to Acquisitions

The purchase price attributable to each acquisition was allocated as follows:

	AES	All Other Acquisitions	Total
Cash	$2,746	$380	$3,126
Accounts receivable	1,404	5,045	6,449
Other current assets	32	288	320

Current assets	4,182	5,713	9,895
Property and equipment	532	1,002	1,534
Customer relationships	11,296	15,543	26,839
Trade names	241	812	1,053
Covenants not to compete	961	1,813	2,774
Goodwill	11,019	13,661	24,680

Total assets	28,231	38,544	66,775

Current liabilities	3,068	2,141	5,209
Non- current liabilities		3,172	3,172

Total liabilities	3,068	5,313	8,381

Purchase price	$25,163	$33,231	$58,394

CTEH
Summary of Purchase Price Attributable to Acquisitions

The preliminary purchase price attributable to the acquisitions was allocated as follows:

	CTEH	All Other Acquisitions	Total
Cash	$1,527	$—	$1,527
Accounts receivable	17,059	—	17,059
Other current assets	1,265	—	1,265

Current assets	19,851	—	19,851
Property and equipment	7,042	75	7,117
Customer relationships	56,000	—	56,000
Trade names	4,200	—	4,200
Covenants not to compete	4,000	109	4,109
Proprietary software	14,700	—	14,700
Goodwill	146,625	626	147,251

Total assets	252,418	810	253,228
Current liabilities	9,721	—	9,721

Total liabilities	9,721	—	9,721

Purchase price	$242,697	$810	$243,507

Subsequent Event
Summary of Elements of Purchase Price of Acquisitions

The transaction qualified as an acquisition of a business and will be accounted for as a business combination. The following table summarizes the elements of the purchase price of CTEH:

	Cash	Common Stock	Other Purchase Price Component	Contingent(1) Consideration	Total Purchase Price
CTEH	$175,000	$25,000	$(1,746)	$	$198,254

(1)

The contingent consideration element of the purchase price of CTEH’s acquisition is related to earn-outs which are based on the expected achievement of revenue or earnings thresholds as of the date of the acquisition and for which the maximum potential amount is limited. The first year earnout is to be calculated at twelve times CTEH’s 2020 EBITDA (as defined in the purchase agreement) in excess of $18.3 million, with a maximum first year earn-out payment of $50.0 million. The second year earn-out is to be calculated at ten times CTEH’s 2021 EBITDA in excess of actual 2020 EBITDA, with a maximum second year earn-out payment of $30.0 million. Estimated fair value of earn-out payments is still yet to be determined as the valuation process has not been finalized. The 2020 earn out is payable 100% in common stock unless the Company has consummated an IPO or a private placement of common stock where proceeds are no less than $75.0 million, in which event 50% of the 2020 earn out is payable in common stock and 50% in cash. The 2021 earn out, if any, is payable in cash.

Summary of Supplemental Unaudited Pro Forma Information

These unaudited consolidated pro forma operating results are presented for illustrative purposes only and are not indicative of the operating results that would have been achieved had the acquisitions occurred on January 1, nor does the information purport to reflect results for any future period.

	As reported	Acquisitions Pro-Forma (Unaudited)	Consolidated Pro-Forma (Unaudited)
Revenues	$233,854	$110,119	$343,973
Net (loss) income	(23,557)	34,928	11,371